Hartford Total Return Bond ETF Investment Strategy - Hartford Total Return Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds that the sub-adviser, Wellington Management Company LLP (“Wellington Management” or the “Sub-Adviser”), considers to be attractive from a total return perspective along with current income. The Fund may invest up to 20% of its net assets in securities rated below investment grade (also known as “junk bonds”). Bonds in which the Fund invests include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities, including collateralized loan obligations; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The Fund may use derivatives to manage portfolio risk or for other investment purposes. The derivatives in which the Fund may invest include, but are not limited to, futures and options contracts, swap agreements and forward foreign currency contracts. Additionally, the Fund may invest up to 40% of its net assets in debt securities of foreign issuers, including from emerging markets, and up to 20% of its net assets in non-dollar securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the “to be announced” (TBA) market. The Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers. The Fund may trade securities actively. Although the Fund may invest in securities and other instruments of any maturity or duration, the Fund normally invests in debt securities with a maturity of at least one year. There is no limit on the average maturity of the Fund’s portfolio. The investment team is organized with generalist portfolio managers leading sector, rates and risk positioning decisions. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies.